PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us
July 8, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032 Series Portfolios (the “Funds”): Invesco Conservative Allocation Fund
Invesco Income Allocation Fund
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on June 28, 2013 (Accession Number: 0000950123-13-004260).
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1324.
Very truly yours,
/s/ Veronica Castillo
Veronica Castillo
Counsel